  As filed with the Securities and Exchange Commission on April 14, 1998.
                                                        File No. 333-41213
                                                        File No. 811-4732


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


          Pre-Effective Amendment No.                         [ ]
          Post-Effective Amendment No. _1_                    [x]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. _88_                                  [X]

                      HARTFORD LIFE INSURANCE COMPANY
                           SEPARATE ACCOUNT TWO
                        (Exact Name of Registrant)

                      HARTFORD LIFE INSURANCE COMPANY
                           (Name of Depositor)

                             P.O. BOX 2999
                       HARTFORD, CT  06104-2999
                  (Address of Depositor's Principal Offices)

                             (860) 843-6731
            (Depositor's Telephone Number, Including Area Code)

                         LESLIE T. SOLER, ESQ.
                             HARTFORD LIFE
                             P.O. BOX 2999
                      HARTFORD, CT  06104-2999
               (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering as soon as practicable after the effective date of the Registration Statement.


    It is proposed that this filing will become effective:
       ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1998 pursuant to paragraph (b) of Rule 485
       ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___ on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2 (a)(1), UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HEREBY ELECTS TO REGISTER AN INDEFINITE AMOUNT OF SECURITIES BEING OFFERED.

                           CROSS REFERENCE SHEET
                          PURSUANT TO RULE 495(a)



N-4 ITEM NO.                         PROSPECTUS HEADING
------------                         ------------------
1.  Cover Page                       Hartford Life Insurance Company -
                                     Separate Account Two

2.  Definitions                      Glossary of Special Terms

3.  Synopsis or Highlights           Introduction

4.  Condensed Financial              Yield Information
    Information


5.  General Description of           Hartford, Separate Account Two,
    Registrant                       The Fixed Accumulation Feature, and The
                                     Funds


6.  Deductions                       Charges Under the Contract


7.  General Description of           The Contracts, Separate Account, The
    Annuity Contracts                Fixed Accumulation Feature, and Surrender
                                     Benefits

8.  Annuity Period                   Settlement Provisions


9.  Death Benefit                    Death Benefits

10. Purchases and Contract Value     The Contract, Contracts Offered, Premium
                                     Payments and Initial Allocations and
                                     Contract Value

11. Redemptions                      Surrender Benefits

12. Taxes                            Federal Tax Considerations

13. Legal Proceedings                Legal Matters & Experts


14. Table of Contents of the         Table of Contents to
    Statement of Additional          Statement of Additional
    Information                      Information


15. Cover Page                       Part B; Statement of Additional Information

16. Table of Contents                Table of Contents

17. General Information and History  Introduction

18. Services                         None

19. Purchase of Securities           Distribution of Contracts
    being Offered

20. Underwriters                     Distribution of Contracts

21. Calculation of Performance Data  Calculation of Yield and Return

22. Annuity Payments                 Annuity Benefits

23. Financial Statements             Financial Statements

24. Financial Statements and         Financial Statements and
    Exhibits                         Exhibits

25. Directors and Officers of the    Directors and Officers of the
    Depositor                        Depositor

26. Persons Controlled by or Under   Persons Controlled by or Under
    Common Control with the          Common Control with the Depositor
    Depositor or Registrant          or Registrant

27. Number of Contract Owners        Number of Contract Owners

28. Indemnification                  Indemnification

29. Principal Underwriters           Principal Underwriters

30. Location of Accounts and         Location of Accounts and
    Records                          Records

31. Management Services              Management Services

32. Undertakings                     Undertakings

                           NATIONS VARIABLE ANNUITY
                             SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]              1-800-862-7155 (INVESTMENT CONSULTANTS)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes Nations Variable Annuity, an individual and group flexible premium tax deferred variable annuity contract designed for retirement planning purposes ("Contracts").


The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Separate Account Two (the "Separate Account") or in the Fixed Accumulation Feature of Hartford. Allocations to and transfers to and from the Fixed Accumulation Feature are not permitted in certain states.

The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.


Nations Balanced Assets Portfolio             --   shares of the Nations Balanced Assets Portfolio of Nations
  Sub-Account                                      Annuity Trust ("Nations Balanced Asset Portfolio")
Nations Disciplined Equity                    --   shares of the Nations Disciplined Equity Portfolio of
  Portfolio Sub-Account                            Nations Annuity Trust ("Nations Disciplined Equity
                                                   Portfolio")
Nations International Growth Portfolio        --   shares of the Nations International Growth Portfolio of
  Sub-Account                                      Nations Annuity Trust ("Nations International Growth
                                                   Portfolio")
Nations Managed Index Portfolio Sub-Account   --   shares of the Nations Managed Index Portfolio of Nations
                                                   Annuity Trust ("Nations Managed Index Portfolio")
Nations Managed SmallCap                      --   shares of the Nations Managed SmallCap Index Portfolio of
  Index Portfolio Sub-Account                      Nations Annuity Trust ("Nations Managed SmallCap Index
                                                   Portfolio")
Nations Value Portfolio Sub-Account           --   shares of the Nations Value Portfolio of Nations Annuity
                                                   Trust ("Nations Value Portfolio")
Nations Marsico Growth &                      --   shares of the Nations Marsico Growth & Income Portfolio of
  Income Portfolio Sub-Account                     Nations Annuity Trust ("Nations Marsico Growth & Income
                                                   Portfolio")
Nations Marsico Focused Equities Portfolio    --   shares of the Nations Marsico Focused Equities Portfolio
  Sub-Account                                      of Nations Annuity Trust ("Nations Marsico Focused
                                                   Equities Portfolio")
Advisers Fund Sub-Account                     --   shares of Class IB of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Bond Fund Sub-Account                         --   shares of Class IB of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Class IB of Hartford Capital Appreciation HLS
                                                   Fund, Inc. ("Hartford Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Class IB of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")
Money Market Fund Sub-Account                 --   shares of Class IB of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
International Opportunities Sub-Account       --   shares of Class IB of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
Small Company Fund Sub-Account                --   shares of Class IB of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IB of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")


This Prospectus sets forth the information concerning the Separate Account and the Fixed Accumulation Feature, where available, that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Accumulation Feature has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to, or call Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 29 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.


--------------------------------------------------------------------------------
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 1998


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 1998

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    3
 FEE TABLE.............................................................    5
 INTRODUCTION..........................................................    7
 HARTFORD, SEPARATE ACCOUNT TWO, THE FUNDS AND THE FIXED ACCUMULATION
   FEATURE.............................................................    8
   Hartford Life Insurance Company.....................................    8
   Separate Account Two................................................    8
   The Funds...........................................................    8
   The Fixed Accumulation Feature......................................   10
   Performance Related Information.....................................   11
 THE CONTRACTS.........................................................   12
   Contracts Offered...................................................   12
   Premium Payments and Initial Allocations............................   12
   Contract Value......................................................   13
   Transfers Between the Sub-Accounts/Fixed Accumulation Feature.......   13
   Charges Under the Contract..........................................   14
   Payments Not Subject to Sales Charges...............................   15
   Waiver of Sales Charge..............................................   16
   Mortality and Expense Risk Charge...................................   15
   Annual Maintenance Fee..............................................   16
   Premium Taxes.......................................................   16
   Fund Expenses.......................................................   16
   Sales Compensation..................................................   16
   Exceptions to Charges Under the Contract............................   16
   Death Benefits......................................................   16
   Surrender Benefits..................................................   17
   Settlement Provisions...............................................   18
   Other Information...................................................   20
 FEDERAL TAX CONSIDERATIONS............................................   21
   A. General..........................................................   21
   B. Taxation of Hartford and the Separate Account....................   21
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
    Other Than Qualified Retirement Plans..............................   21
   D. Federal Income Tax Withholding...................................   24
   E. General Provisions Affecting Qualified Retirement Plans..........   24
   F. Annuity Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   24
 MISCELLANEOUS.........................................................   24
   How Contracts Are Sold..............................................   24
   Legal Matters and Experts...........................................   24
   Additional Information..............................................   25
 APPENDIX I -- INFORMATION REGARDING TAX QUALIFIED PLANS...............   26
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   29

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.


ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning the Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn. Individual Annuity Services, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.



ANNUAL MAINTENANCE FEE: An annual $30 charge on a Contract having a Contract Value of less than $50,000, as determined on the most recent Contract Anniversary or upon full surrender of the Contract. The charge is deducted proportionally from the investment options in use at the time of such deduction.


ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year prior to incurring surrender charges.

ANNUITANT: The person or Participant upon whose life the Contract is issued.


ANNUITY: A Contract issued by an insurance company that provides, in exchange for Premium Payments, a series of income payments. This Prospectus describes a deferred annuity Contract in which Premium Payments accumulate tax-deferred until a partial or full surrender is taken or until the Annuity Commencement Date. Annuity payments under the Contract will begin as of the Annuity Commencement Date in accordance with the Annuity payment option selected.


ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named by the Participant within the Plan documents/enrollment forms who is entitled to receive benefits in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.


CONTRACT: For an Annuity issued to an individual, the Contract is the individual Annuity and any endorsements or riders. For a group Annuity, the Contract is a certificate evidencing a participatory interest in a group Annuity and any endorsements or riders. Any reference in this Prospectus to a Contract includes the certificate.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Accumulation Feature.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant or Participant, in the case of group Contracts, before annuity payments have commenced.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to Hartford.

FIXED ACCUMULATION FEATURE: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value. This term is referred to as the "Fixed Account" in your Contract.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: The Funds described commencing on page 8 of this Prospectus and any additional Funds which may be made available from time to time.

GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of the Hartford other than those allocated to the separate accounts of the Hartford.


HARTFORD: Hartford Life Insurance Company.


MAXIMUM ANNIVERSARY VALUE: Value used in determining the Death Benefit. It is based on a series of calculations of Account Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 16.

NON-QUALIFIED CONTRACT: A Contract which is not part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code.

PARTICIPANT (FOR GROUP UNALLOCATED CONTRACTS ONLY): Any eligible employee of an Employer/Contract Owner participating in the Plan.

PLAN: A voluntary plan of an employer or other person which qualifies for special tax treatment under the Code.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: A tax on premiums charged by a state or municipality on Premium Payments or Contract Values.

QUALIFIED CONTRACT: A Contract which is part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code, such as an employer-sponsored Section 401(k) plan or an Individual Retirement Annuity
(IRA).

SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Separate Account Two".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

UNALLOCATED CONTRACTS: Contracts issued to employers, or other entities, as Contract Owner under which no allocation of Contract Values is made for a specific Participant. The Plans will be responsible for the individual allocations.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                   FEE TABLE
                                    SUMMARY

                        Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of premium
   payments).......................................................    None
 Exchange Fee......................................................  $    0
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Annual Maintenance Fee (2)........................................  $   30
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk....................................   1.250%

                         Annual Fund Operating Expenses
                         (as percentage of net assets)


                                                                             12B-1
                                                                         DISTRIBUTION                     TOTAL FUND
                                                      MANAGEMENT            AND/OR                         OPERATING
                                                         FEES           SERVICING FEES       OTHER         EXPENSES
                                                    (AFTER WAIVERS)     (AFTER WAIVERS)    EXPENSES     (AFTER WAIVERS)
                                                  -------------------   ---------------   -----------   ---------------
Nations Balanced Assets Portfolio...............         0.750%            0.000%(3)         0.250%         1.000%
Nations Disciplined Equity Portfolio............         0.750%            0.000%(3)         0.250%         1.000%
Nations International Growth Portfolio..........         0.900%            0.000%(3)         0.350%         1.250%
Nations Managed Index Portfolio(4)..............         0.300%            0.250%            0.200%         0.750%
Nations Managed SmallCap Index Portfolio(4).....         0.300%            0.250%            0.200%         0.750%
Nations Value Portfolio.........................         0.750%            0.000%(3)         0.250%         1.000%
Nations Marsico Growth & Income Portfolio.......         0.850%            0.000%(3)         0.250%         1.100%
Nations Marsico Focused Equities Portfolio......         0.850%            0.000%(3)         0.250%         1.100%
Hartford Advisers Fund..........................         0.610%            0.180%(5)         0.020%         0.810%
Hartford Bond Fund..............................         0.490%            0.180%(5)         0.020%         0.690%
Hartford Capital Appreciation Fund..............         0.620%            0.180%(5)         0.020%         0.820%
Hartford Dividend and Growth Fund...............         0.660%            0.180%(5)         0.020%         0.860%
Hartford International Opportunities Fund.......         0.680%            0.180%(5)         0.090%         0.950%
Hartford Money Market Fund......................         0.425%            0.180%(5)         0.015%         0.620%
Hartford Small Company Fund.....................         0.750%            0.180%(5)         0.020%         0.950%
Hartford Stock Fund.............................         0.430%            0.180%(5)         0.020%         0.630%


----------
(1) Length of time from premium payment.

(2) The Annual Maintenance Fee is a $30 charge deducted on an annual basis. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when the accumulated value is $50,000 or less. In the Example, the Annual Maintenance Fee is approximately a 0.06% annual asset charge based on the experience of the Contracts.


(3) The Funds sponsored by Stephens Inc., are subject to fees of up to 0.250% paid by the Funds pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that the Funds may pay banks, broker/dealers, insurance companies or other financial institutions that they have entered into sales support agreements with Stephens Inc. or a shreholder servicing agreement with the Funds for certain expenses that are incurred in connection with sales support and shareholder support services. These fees are currently being voluntarily waived for the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio. Absent such waivers, "12b-1 Distribution and/or Servicing Fees" would be 0.250% and the "Total Fund Operating Expenses" would be as follows:
    Nations Balanced Assets Portfolio -- 1.25%, Nations Disciplined Equity Portfolio -- 1.25%, Nations International Growth Portfolio -- 1.50%, Nations

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Value Portfolio --1.25%, Nations Marsico Growth & Income Portfolio -- 1.35% and Nations Marsico Focused Equities Portfolio --1.35%.


(4) The adviser for these Funds has agreed to temporarily waive a portion of its management fee. In the absence of this waiver, "Management Fees" for both Funds would have been 0.500% and the "Total Fund Operating Expenses" for both Funds would have been 0.950%. There is no assurance that fee waivers will continue. In particular, to the extent "Other Expenses" are less than expected, waivers of "Management Fees," if any, may decrease. Contract Owners will be notified of any decrease that materially increases "Total Fund Operating Expenses."



(5) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act, as amended. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.250% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has voluntarily and temporarily waived 0.700% of the average daily net assets of the Funds. Absent such waiver,"12b-1 Distribution and/or Servicing Fees" would be 0.250% and the "Total Fund Operating Expenses" would be as follows: Hartford Advisers Fund -- 0.880%; Hartford Bond Fund -- 0.760%; Hartford Capital Appreciation Fund -- 0.890%; Hartford Dividend and Growth Fund -- 0.930%; Hartford International Opportunities Fund -- 1.020%; Hartford Money Market Fund -- 0.690%; Hartford Small Company Fund -- 1.020%; and Hartford Stock Fund -- 0.700%. Hartford reserves the right to discontinue the waiver at any time upon notice to shareholders.


EXAMPLES

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNTS                  1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Nations Balanced Assets
  Portfolio...................  $ 84   $ 123     N/A      N/A     $ 23   $  72     N/A      N/A     $ 24   $  73     N/A      N/A
 Nations Disciplined Equity
  Portfolio...................    84     123     N/A      N/A       23      72     N/A      N/A       24      73     N/A      N/A
 Nations International Growth
  Portfolio...................    86     131     N/A      N/A       26      80     N/A      N/A       26      81     N/A      N/A
 Nations Managed Index
  Portfolio...................    81     115     N/A      N/A       21      65     N/A      N/A       21      65     N/A      N/A
 Nations Managed SmallCap
  Index Portfolio.............    81     115     N/A      N/A       21      65     N/A      N/A       21      65     N/A      N/A
 Nations Value Portfolio......    84     123     N/A      N/A       23      72     N/A      N/A       24      73     N/A      N/A
 Nations Marsico Growth &
  Income Portfolio............    85     126     N/A      N/A       24      75     N/A      N/A       25      76     N/A      N/A
 Nations Marsico Focused
  Equities Portfolio..........    85     126     N/A      N/A       24      75     N/A      N/A       25      76     N/A      N/A
 Advisers Fund................    76     115     155      247       21      65     112      241       22      67     115      247
 Bond Fund....................    75     111     149      234       20      61     106      228       21      63     109      234
 Capital Appreciation Fund....    76     115     155      248       21      66     112      242       22      67     115      248
 Dividend and Growth Fund.....    76     117     158      252       22      67     114      246       22      69     118      252
 International Opportunities
  Fund........................    77     119     162      262       23      70     119      256       23      71     122      262
 Money Market Fund............    74     109     145      227       19      59     102      221       20      61     105      227
 Small Company Fund...........    77     119     162      262       23      70     119      256       23      71     122      262
 Stock Fund...................    64     109     146      228       19      60     102      222       20      61     106      228


    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                  INTRODUCTION

    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing an individual or group tax deferred Variable Annuity Contract offered by Hartford Life Insurance Company ("Hartford") in the Fixed Accumulation Feature and/or a series of Separate Account Two. (See "Hartford Life Insurance Company," page 8; "The Contracts," page 12; and "The Separate Account Two," page 8.) Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.


    The Contracts are available for purchase by individuals and groups on both a non-qualified and qualified basis. The maximum issue age for the Contract is 85 years old. (See "The Contracts," page 12.) Generally, the minimum initial Premium Payment is $1,000, the minimum subsequent payment is $500, except that, if you are in the InvestEase program, the minimum subsequent payment is $50. Thereafter, the minimum payment is $500. There is no deduction for sales expenses from Premium Payments when made. A deduction will be made for state Premium Taxes for Contracts sold in certain states. (See "Charges Under the Contract," page 14.)



    Generally, the Contracts are purchased by completing and submitting an application or an order to purchase, along with the initial Premium Payment, to Hartford for its approval. Generally, a Contract Owner may exercise his right to cancel the Contract within ten days of delivery of the Contract by returning the Contract to the Administrative Office of Hartford. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value of the original Premium Payment will depend on state law.



    The investment options for the Contracts are Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, Hartford Money Market Fund, Hartford Small Company Fund, Hartford Stock Fund, and such other funds as shall be offered from time to time (the "Funds"), and the Fixed Accumulation Feature. (See "The Funds," page 8, and "The Fixed Accumulation Feature," page 10.) With certain limitations, Contract Owners may allocate their Premium Payments and Contract Values to one or a combination of these investment options and transfer among the investment options. (See "Transfers Between Sub-Accounts/Fixed Accumulation Feature," page 13.)



    An Annual Maintenance Fee in the amount of $30.00 is deducted from Contract Values each Contract Year (not applicable to Contracts with Account Values of $50,000 or more or under other circumstances at the sole discretion of Hartford) and there is a 1.25% per annum mortality and expense risk charge applied against all Contract Values held in the Separate Account. (See "Charges Under the Contract," page 14). Finally, the Funds are subject to certain fees, charges and expenses (see the accompanying Funds' prospectuses).


    The Contracts may be surrendered, or portions of the value of the Contracts may be withdrawn, at any time prior to the Annuity Commencement Date. (See "Surrender Benefits," page 17.) However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. Contingent deferred sales charges will not be assessed in certain instances, including withdrawals up to the annual withdrawal amount and the payment of Death Benefits. (See "Charges Under the Contract," page 14.)

    The Contract provides for a minimum Death Benefit in the event of the death of the Annuitant or Contract Owner before Annuity payments have commenced (see "Death Benefits," page 16). Various annuity options are available under the Contract for election by the Contract Owner on either a fixed or variable basis. In the absence of an annuity option election, the Contract Value (less applicable Premium Taxes) will be applied on the Annuity Commencement Date to provide a life annuity with 120 monthly payments certain (see "Annuity Benefits," page 18).

    The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               HARTFORD, SEPARATE
           ACCOUNT TWO, THE FUNDS AND THE FIXED ACCUMULATION FEATURE


                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                HARTFORD RATINGS


                   EFFECTIVE
                    DATE OF
RATING AGENCY        RATING      RATING          BASIS OF RATING
-----------------  ----------  -----------  -------------------------
A.M. Best and                               Financial soundness and
Company, Inc.          9/9/97          A+   operating performance.
Standard & Poor's     1/23/98          AA   Claims paying ability
Duff & Phelps         1/23/98         AA+   Claims paying ability

                              SEPARATE ACCOUNT TWO

    The Separate Account was established on June 2, 1986. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity contracts, including the Contracts sold under this Prospectus. Separate Account assets are held by Hartford under a safekeeping arrangement. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the 1940 Act. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.

    Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Commission.

    Net Premium Payments and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.

    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. Contract Values allocated to the Separate Account are not affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. The Separate Account may be subject to liabilities arising from a Sub-Account of the Separate Account whose assets are attributable to other variable annuity contracts offered by the Separate Account which are not described in this Prospectus. However, all obligations arising under the Contracts are general corporate obligations of Hartford.

    Hartford does not guarantee the investment results of the Separate Accounts or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Funds' prospectuses.

                                   THE FUNDS


    The Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, Hartford Money Market Fund, Hartford Small Company Fund, and Hartford Stock Fund are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds sponsored by Hartford.


    Wellington Management Company, LLP serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, Hartford Small Company Fund and Hartford Stock Fund.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


    In addition, HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund and Hartford Money Market Fund.


    The Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, and Nations Marsico Focused Equities Portfolio are sponsored by Stephens Inc. and are investment portfolios of Nations Annuity Trust, a Delaware business trust which is a registered open-end management investment company. NationsBanc Advisors, Inc. serves as the investment adviser to these Funds.

    TradeStreet Investment Associates, Inc. serves as the investment sub-adviser to the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, and Nations Value Portfolio. Gartmore Global Partners is investment sub-adviser to Nations International Growth Portfolio. The Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio are sub-advised by Marsico Capital Management, LLC.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectuses which should be read in conjunction with this Prospectus before investing and in the Funds' Statements of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.

    The investment objectives of each of the Funds are as follows:

 NATIONS BALANCED ASSETS PORTFOLIO

    Seeks total return by investing in equity and fixed income securities.

 NATIONS DISCIPLINED EQUITY PORTFOLIO

    Seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

 NATIONS INTERNATIONAL GROWTH PORTFOLIO

    Seeks long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside of the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

 NATIONS MANAGED INDEX PORTFOLIO

    Seeks, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.(1)

 NATIONS MANAGED SMALLCAP INDEX PORTFOLIO

    Seeks, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.(2)

 NATIONS VALUE PORTFOLIO

    Seeks growth of capital by investing in companies that are believed to be undervalued.

 NATIONS MARSICO GROWTH & INCOME PORTFOLIO

    Seeks long-term growth of capital with a limited emphasis on income.

 NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO

    Seeks long-term growth of capital.

 HARTFORD ADVISERS FUND


    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.


 HARTFORD BOND FUND


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND

    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

(1) "STANDARD & POOR'S 500" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION ("S&P").
(2) "STANDARD & POOR'S SMALLCAP 600" IS A REGISTERED SERVICE MARK OF S&P.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities.



 HARTFORD MONEY MARKET FUND


    Seeks maximum current income consistent with liquidity and preservation of capital.

 HARTFORD SMALL COMPANY FUND

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND


    Seeks long-term growth by investing primarily in equity securities.


    VOTING RIGHTS -- Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and
2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

    If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.

    Hartford will notify you of any Fund shareholders' meetings if the shares held for your account may be voted at such meetings. Hartford will send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.

    In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e. shares owned by Hartford) in the same proportion as it votes shares of that Fund for which it has received instructions. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

    The Funds are available to serve as the underlying investments for variable annuity and variable life insurance contracts. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Boards of Directors/Trustees intend to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards of Directors/Trustees of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds.

                         THE FIXED ACCUMULATION FEATURE

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of Insurance Company General Accounts.

    Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Accumulation Feature under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


Hartford may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Accumulation Feature and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCUMULATION FEATURE ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.



    From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Contract Owners may enroll in a special pre-authorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (Hartford may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6 Month Transfer Program and the 12 Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 3 to 6 months. Under the 12 Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.



    The pre-authorized transfers will begin within 15 days after the initial Program Premium Payment and complete enrollment instructions are received by Hartford. If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



    Any subsequent Premium Payments received by Hartford within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by the Contract Owner.



    A Contract Owner may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Bonus Program.



    Contract Owners may elect to terminate the pre-authorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program, Contract Owners will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact Hartford to determine if it is available in your state.


                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    The Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Select Focused Portfolio, Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund, International Opportunities Fund, Money Market Fund, Small Company Fund, and Stock Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).

    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    The Bond Fund may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

    The Separate Account may also disclose yield, standard average annual total return, and non-standard average annual total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                                 THE CONTRACTS

                               CONTRACTS OFFERED

    The Contracts are individual or group tax-deferred Variable Annuity Contracts designed for retirement planning purposes and may be purchased by any individual, group or trust, including any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts"). The maximum issue age for the Contract is 85 years old.

                    PREMIUM PAYMENTS AND INITIAL ALLOCATIONS


    Generally, the minimum initial Premium Payment is $1,000. The minimum subsequent payment is $500, except that, if you are enrolled in the InvestEase Program, the minimum subsequent payment is $50. Thereafter, the minimum Premium Payment is $500. Certain plans may make smaller periodic payments. Each Premium Payment may be split among the various Sub-Accounts and/or the Fixed Accumulation Feature subject to minimum amounts then in effect.



    REFUND RIGHTS -- If you are not satisfied with your purchase you may cancel the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to Hartford's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.



    CREDITING AND VALUATION -- The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment at the Administrative Office of Hartford, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Accumulation Feature in accordance with your election. If the application or other information is incomplete when received, the balance of the initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Accumulation Feature within five business days of receipt. If the initial Premium Payment is not credited within five business days, the Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.


    The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.


    Subsequent Premium Payments are priced on the Valuation Day received at the Administrative Office of Hartford, or other designated administrative offices.

                                 CONTRACT VALUE

    The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Accumulation Feature under your Contract will be the amount allocated to the Fixed Accumulation Feature plus interest credited.

    You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Accumulation Feature value, and the total value of your Contract.

    ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to (a) the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period, (b) minus the mortality and expense risk charge and the administration charge described below. You should refer to the prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit Value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

    VALUATION OF FUND SHARES -- The shares of the Fund are valued at net asset value on each Valuation Day. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Funds' prospectuses.

    VALUATION OF THE FIXED ACCUMULATION FEATURE -- Hartford will determine the value of the Fixed Accumulation Feature by crediting interest to amounts allocated to the Fixed Accumulation Feature.

                        TRANSFERS BETWEEN SUB-ACCOUNTS/
                           FIXED ACCUMULATION FEATURE

    You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.


    Hartford may permit the Contract Owner to pre-authorize transfers among Sub-Accounts and between Sub-Accounts and the Fixed Accumulation Feature under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is required in any Sub-Account.



    It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.



    Transfers from the Fixed Accumulation Feature into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Accumulation Feature during any Contract Year is the greater of 30% of the Fixed Accumulation Feature balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Accumulation Feature. If Hartford permits pre-authorized transfers from the Fixed Accumulation Feature to the Sub-Accounts, this restriction is inapplicable. Also, if any interest rate is renewed at a rate of at least one percentage point less than

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within 60 days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Accumulation Feature for the six-month period following any transfer from the Fixed Accumulation Feature into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Accumulation Feature and to defer transfers from the Fixed Accumulation Feature for up to six months from the date of request.

    Subject to the exceptions set forth in the following two paragraphs, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Accumulation Feature and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Accumulation Feature by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

    For Contracts issued in the State of New York, the reservation of rights set forth in the preceding paragraph is limited to (i) requiring up to a maximum of 10 Valuation Days between each transfer: (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from the Contract Owner and not from the Contract Owner's representative, agent or person acting under a power of attorney for the Contract Owner.

    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.

                           CHARGES UNDER THE CONTRACT


CONTINGENT DEFERRED SALES CHARGES ("SALES CHARGES")



    PURPOSE OF SALES CHARGES -- Sales Charges cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and its sales personnel, the cost of preparing sales literature and other promotional activities. If these charges are not sufficient to cover sales and distribution expenses, Hartford will pay them from its general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.



    ASSESSMENT OF SALES CHARGES -- There is no deduction for sales expenses from Premium Payments when made, however, a Sales Charge may be assessed against Premium Payments when surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the percentage of the Sales Charge. Premium payments are deemed to be surrendered in the order in which they were received.



    During the first seven years from each Premium Payment, a Sales Charge will be assessed against the surrender of Premium Payments. During this time, all surrenders in excess of the Annual Withdrawal Amount will be first from Premium Payments and then from earnings. The Annual Withdrawal Amount is first from earnings and then from Premium Payments. After the seventh Contract Year, all surrenders will first be taken from earnings and then from Premium Payments and a Sales Charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a Sales Charge will not be assessed against Premium Payments received more than seven years prior to surrender, but will be assessed against Premium Payments received less than seven years prior to surrender. For additional information, see "Federal Tax Considerations", page 21.



    Upon receipt of a request for a full surrender, Hartford will assess any applicable Sales Charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn or (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee, if applicable. Taking the Annual Withdrawal Amount prior to the full surrender may, depending upon the amount of investment gain experienced, reduce the amount of any Sales Charge paid.



    The Sales Charge is a percentage of the amount surrendered (not to exceed the aggregate amount of the Premium Payments made) and equals:



               LENGTH OF TIME
            FROM PREMIUM PAYMENT
 CHARGE      (NUMBER OF YEARS)
---------  ----------------------
   6%                1
   6%                2
   5%                3
   5%                4
   4%                5
   3%                6
   2%                7
   0%            8 or more

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


                     PAYMENTS NOT SUBJECT TO SALES CHARGES



    ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments, as determined on the date of the requested surrender, without the application of the Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, the Contract Owner may make a partial surrender of 10% of Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender.



    EXTENDED WITHDRAWAL PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to surrender an amount equal to the required minimum distribution for the stated Contract without incurring a Sales Charge or not subject to a Sales Charge.



                            WAIVERS OF SALES CHARGES



    CONFINEMENT IN A HOSPITAL, LONG TERM CARE FACILITY NURSING HOME -- Hartford will waive any Sales Charge applicable to a partial or full surrender if the Annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



    The Annuitant cannot be confined at the time the Contract was purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must request the partial or full surrender within 91 calendar days of the last day of confinement.



    This waiver may not be available in all states. Please contact your registered representative or Hartford to determine availability.



    DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY OPTION -- No Sales Charge otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Annuity Option 4) provided for under the Contract.



    OTHER PLANS OR PROGRAMS -- Certain plans or programs established by Hartford from time to time may have different surrender privileges.



                       MORTALITY AND EXPENSE RISK CHARGE



    For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense). Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



    There are two types of mortality undertakings: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality undertaking made by Hartford in the accumulation phase is that Hartford may experience a loss resulting from the assumption of the mortality risk relative to the guaranteed death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value or in periods where the contingent deferred sales charges would have been applicable. The mortality undertakings provided by Hartford during the annuity payout phase are to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contractual obligations. Hartford will bear the loss in such a situation.



    During the accumulation phase, Hartford also provides an expense undertaking. Hartford assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                             ANNUAL MAINTENANCE FEE



    Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Hartford will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Sub-Account and the Fixed Account under a Contract.



    WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, Hartford will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If the Contract Owner has multiple contracts with a combined Contract Value of $100,000 or greater, Hartford will waive the Annual Maintenance Fee on all Contracts. However, Hartford reserves the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. Hartford reserves the right to waive the Annual Maintenance Fee under other conditions.



                                 PREMIUM TAXES



    Charges are also deducted for premium tax, if applicable, imposed by state or other governmental entity. Certain states impose a premium tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.



                                 FUND EXPENSES



    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.



                               SALES COMPENSATION



    Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives in cash or credit or other compensation.



                    EXCEPTIONS TO CHARGES UNDER THE CONTRACT



    Hartford may offer, at its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


                                 DEATH BENEFITS


    The Contract provides that, in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If (1) the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, or (2) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of Due Proof of Death at the Administrative Office of Hartford. With regard to Joint Contract Owners, at the first death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.


    GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:

    As of the date of receipt of Due Proof of Death, Hartford will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

reduced by the dollar amount of any partial surrenders since that anniversary.

    If the Annuitant or Contract Owner, as applicable, dies after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option. In computing such present value for the portion of such remaining payments attributable to the Separate Account, Hartford will assume a net investment rate of 5.0% per year.


    PAYMENT OF DEATH BENEFIT -- Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The Death Benefit may be taken in one sum, payable within seven days after the date Due Proof of Death is received, or under any of the settlement options then being offered by Hartford provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.


    If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

    There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    GROUP UNALLOCATED CONTRACTS -- Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.

                               SURRENDER BENEFITS


    FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Annuity Option 4 or the Annuity Proceeds Settlement Option), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement.



    Under any of the Annuity options excluding Annuity Option 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Annuity Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.


    The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.

    PARTIAL SURRENDERS -- The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 ($1,000 in New York), Hartford will terminate the Contract and pay the Termination Value. For Contracts issued in Texas, there is an additional requirement that the Contract will not be terminated when the remaining Contract Value after a surrender is less than $500 unless there were no Premium Payments made during the previous two Contract Years.

    In requesting a partial withdrawal you should specify the Sub-Account(s) and/or the Fixed Accumulation Feature from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Accumulation Feature and each Sub-Account under a Contract.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    Hartford may permit the Contract Owner to pre-authorize partial surrenders subject to certain limitations then in effect.



    TELEPHONE SURRENDER PRIVILEGES -- Hartford permits partial surrenders by telephone subject to dollar amount limitations in effect at the time a Contract Owner requests the surrender. To request partial surrenders by telephone, a Contract Owner must have completed and returned to Hartford a Telephone Redemption Program Enrollment Form authorizing telephone surrenders. If there are joint Contract Owners, both must authorize Hartford to accept telephone instructions and agree that Hartford may accept telephone instructions for partial surrenders from either Contract Owner. Partial surrender requests will not be honored until Hartford receives all required documents in proper form.



    Telephone authorization will remain valid until (a) Hartford receives written notice of revocation by a Contract Owner, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) Hartford discontinues the privilege; or (c) Hartford has reason to believe that a Contract Owner has entered into a market timing agreement with an investment adviser and/or broker/dealer.



    Hartford may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. Hartford will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.



    In order to obtain that day's unit values on surrender, Hartford must receive telephone surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).



    Hartford may modify, suspend, or terminate telephone transaction privileges at any time.



    PAYMENT OF SURRENDER BENEFITS -- Payment on any request for a full or partial surrender from the Sub-Accounts will be made as soon as possible and in any event no later than seven days after the written request is received at the Administrative Office of Hartford, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Accumulation Feature for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days (10 working days in New York), Hartford will pay interest of at least 3% per annum on the amount deferred.


    There may be postponement in the payment of Surrender Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    CERTAIN QUALIFIED CONTRACT SURRENDERS -- THERE ARE CERTAIN RESTRICTIONS ON
SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/ EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED PRIOR TO AGE 59 1/2 FOR HARDSHIPS.)

    DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


    ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (See "Federal Tax Considerations" commencing on page 21.)


                             SETTLEMENT PROVISIONS

ANNUITY OPTIONS

    You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (100th birthday if sold as part of a Charitable Remainder Trust). The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

commenced once every three months. Any Fixed Annuity allocation may not be changed.


    The Contract contains four Annuity payment options and the Annuity Proceeds Settlement Option. Annuity Options 2, 4, and the Annuity Proceeds Settlement Option are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 under Annuity Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Annuity Option 1 to provide a life annuity. After the Annuity Commencement Date, the Annuity option elected may not be changed.



    Under any of the Annuity options excluding Annuity Option 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.


OPTION 1 -- Life Annuity

    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment due preceding the death of the Annuitant. This option offers the largest payment amount of any of the Life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

OPTION 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

OPTION 3 -- Joint and Last Survivor Annuity

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

    It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 4 -- Payments for a Designated Period

    An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.

    In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.


    Annuity Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.


DEATH BENEFIT PAYMENT OPTION

OPTION 5 -- Annuity Proceeds Settlement Option

    This option is available to a Beneficiary who opts to receive the Death Benefit as annuity payments rather than as a lump sum. These Death Benefit proceeds may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. The proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.


    Hartford may offer other annuity or settlement options from time to time.

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20                                               HARTFORD LIFE INSURANCE COMPANY
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    VARIABLE AND FIXED ANNUITY PAYMENTS -- When an Annuity is effected under a
Contract, unless otherwise specified, Contract Values (less applicable Premium Taxes) held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Accumulation Feature Contract Values will be applied to provide a Fixed Annuity. YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT OF HARTFORD TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

    The minimum monthly Annuity payment is $50.00. No election may be made which results in a first payment of less than $50.00. If at any time Annuity payments are or become less than $50.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $50.00. For New York Contracts, the minimum monthly Annuity payment is $20.00.

    When Annuity payments are to commence, the value of the Contract is determined as the sum of (1) the value of the Fixed Accumulation Feature no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus (2) the product of (a) the value of the Accumulation Unit of each Sub-Account on that same day and (b) the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.


    All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by the Contract Owner. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may not be changed after payout has begun.


    VARIABLE ANNUITY -- The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Variable Payment Annuity selected. The Contract contains Variable Payment Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

    The amount of the first monthly Variable Annuity payment is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate of 5.00% per annum. The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

    FIXED ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Payment Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.

                               OTHER INFORMATION

    ASSIGNMENT -- Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract values or assignment proceeds to income taxes and certain penalty taxes.


    CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by written notice to Hartford.


    Subject to approval of the Commission, the Separate Account may contain assets of other variable annuity and variable life contracts. In addition, Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a

HARTFORD LIFE INSURANCE COMPANY                                               21
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governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

                           FEDERAL TAX CONSIDERATIONS


    What are some of the federal tax consequences which affect these Contracts?


  A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 26, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

  B. TAXATION OF HARTFORD AND
     THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

  C. TAXATION OF ANNUITIES -- GENERAL
     PROVISIONS AFFECTING PURCHASERS OTHER
     THAN QUALIFIED RETIREMENT PLANS

    Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC.


    Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, limited liability companies and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There are additional exceptions from current inclusion for (i) certain annuities held in tax-qualified retirement arrangements, (ii) certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated qualified retirement plan and (iii) certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


    If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

    A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

 A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender)

22                                               HARTFORD LIFE INSURANCE COMPANY
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    exceeds the "investment in the contract," such excess constitutes the
    "income on the contract."

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.


    Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.


iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).


 C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

    Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

 D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

HARTFORD LIFE INSURANCE COMPANY                                               23
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    5.  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

 E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

    If the Contract was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.


 F. REQUIRED DISTRIBUTIONS.


i.  Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution
    Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

3. DIVERSIFICATION REQUIREMENTS.

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as
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24                                               HARTFORD LIFE INSURANCE COMPANY
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required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner for tax purposes. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, could cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

  D. FEDERAL INCOME TAX WITHHOLDING

    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

1. NON-PERIODIC DISTRIBUTIONS.

    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR).


    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.



  E. GENERAL PROVISIONS AFFECTING
     QUALIFIED RETIREMENT PLANS



    The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I commencing on page 26 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


  F. ANNUITY PURCHASES BY NONRESIDENT
    ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                                 MISCELLANEOUS


                             HOW CONTRACTS ARE SOLD


    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities

HARTFORD LIFE INSURANCE COMPANY                                               25
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issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of
Hartford. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of broker-dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.



    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.



    The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


                           LEGAL MATTERS AND EXPERTS

    There are no material legal proceedings pending to which the Separate Account is a party.


    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life, P.O. Box 2999, Hartford, Connecticut 06104-2999.



    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             ADDITIONAL INFORMATION

    Inquiries will be answered by calling your representative or by writing:
Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.


Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Investment Consultants)

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   APPENDIX I
              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


    The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of applicable limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions which do not conform to applicable commencement and minimum distribution rules, and certain other transactions with respect to tax-qualified plans. Therefore, this summary does not attempt to provide more than general information about the tax rules associated with use of a Contract by a tax-qualified retirement plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless Hartford specifically consents to be bound. Additionally, some tax-qualified retirement plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.


  A. TAX-QUALIFIED PENSION OR
     PROFIT-SHARING PLANS


    Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use these contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


  B. TAX SHELTERED ANNUITIES
     UNDER SECTION 403(B)


    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, as specified in Section 501(c)(3) of the Code, to purchase annuity contracts, and, subject to certain limitations, to exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of an employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

(1) after the participating employee attains age 59 1/2;

(2) upon separation from service;

(3) upon death or disability; or

(4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.

  C. DEFERRED COMPENSATION PLANS
     UNDER SECTION 457


    Employees and independent contractors performing services for eligible governmental or other tax-exempt employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or for 1998, $8,000 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.


    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental eligible govermental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.


    In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  D. INDIVIDUAL RETIREMENT ANNUITIES
     UNDER SECTION 408


    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.



    The Contracts may be offered as SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in your employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA. Hartford is a non-designated financial institution.



    Beginning in 1998, the Contracts may be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a regular IRA may be converted into a Roth IRA or a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a conversion or a rollover from a regular IRA to a ROTH IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a ROTH IRA are tax-free.



  E. FEDERAL TAX PENALTIES AND WITHHOLDING


    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

1. PREMATURE DISTRIBUTION


    Distributions from an IRA or a tax-qualified plan before the Participant attains age 59 1/2 are generally subject to an additional penalty tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, a life annuity means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


    In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time home buyer distributions meeting the requirements of Section 72(t)(8) of the Code.


    If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax discussed above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.


2. MINIMUM DISTRIBUTION TAX

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


    An individual's interest in a tax-qualified retirement plan must generally must be distributed, or begin to be distributed, not later than April 1 of the calendar year

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.


    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



3. WITHHOLDING



    In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and the beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



    Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:



a)  the non-taxable portion of the distribution;



b)  required minimum distributions; or



c)  direct transfer distributions.



    Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION

 SECTION
 ----------------------------------------------------------------------
 INTRODUCTION..........................................................
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY........................
 SAFEKEEPING OF ASSETS.................................................
 INDEPENDENT PUBLIC ACCOUNTANTS........................................
 DISTRIBUTION OF CONTRACTS.............................................
 CALCULATION OF YIELD AND RETURN.......................................
 PERFORMANCE COMPARISONS...............................................
 FINANCIAL STATEMENTS..................................................

This form must be completed for all tax sheltered annuities.

                     SECTION 403(B)(11) ACKNOWLEDGMENT FORM

    The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

    a. attained age 59 1/2,

    b. separated from service,

    c. died, or

    d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

    Please complete the following and return to:

    Hartford Life Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant
-------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

    To Obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

    Please send a Statement of Additional Information for the Nations Variable Annuity to me at the following address:

----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus: May 1, 1998

Date of Statement of Additional Information: May 1, 1998

                                  TABLE OF CONTENTS



SECTION                                                         PAGE

INTRODUCTION .................................................

DESCRIPTION OF HARTFORD LIFE  INSURANCE COMPANY ..............

SAFEKEEPING OF ASSETS ........................................

INDEPENDENT PUBLIC ACCOUNTANTS ...............................

DISTRIBUTION OF CONTRACTS ....................................

CALCULATION OF YIELD AND RETURN ..............................

PERFORMANCE COMPARISONS ......................................

FINANCIAL STATEMENTS .........................................

                                     INTRODUCTION

The individual and group tax-deferred variable annuity Contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90. There are several alternative annuity payment options available under the Contract (see "Settlement Provisions," commencing on page 18).


The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Accumulation Feature. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Hartford Advisers Fund, Hartford Bond
Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Money Market Fund, Hartford International Opportunities Fund, Hartford Small Company Fund, and Hartford Stock Fund.


Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.



The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") at the Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day Hartford receives written due proof of death of such person, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death established up to age 80, adjusted for additions and surrenders. (See "Death Benefits" commencing on page 16 of the Prospectus).

                  DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                   HARTFORD RATINGS

RATING AGENCY                   EFFECTIVE       RATING       BASIS OF RATING
                              DATE OF RATING
---------------------------------------------------------------------------------------

A.M. Best and Company, Inc.    9/9/97             A+       Financial soundness and operating
                                                           performance.
---------------------------------------------------------------------------------------
Standard & Poor's              1/23/98            AA       Claims paying ability
---------------------------------------------------------------------------------------
Duff & Phelps                  1/23/98            AA+       Claims paying ability
---------------------------------------------------------------------------------------


                                SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS


The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.



The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:


    Effective Yield = [(Base Period Return + 1)(365/7)] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT.




YIELDS OF BOND FUND SUB-ACCOUNT.
As summarized in the Prospectus under the heading "Performance Related Information," yields of the Bond Fund Sub-Account will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying Fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Bond Fund Sub-Account's yield will vary from time to time depending upon market conditions and the composition of the underlying Funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund.


The yield reflects recurring charges on the Separate Account level, including the annual policy fee.


Yield calculations of the Bond Fund Sub-Account used for illustration purposes reflect dividends and interest earned by the Sub-Account, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period are computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                       7
Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)(6)- 1]

here  A = Dividends and interest earned during the period.
      B = Expenses accrued for the period (net of reimbursements).
      C = The average daily number of units outstanding during the period that were entitled to receive dividends.
      D = The maximum offering price per unit on the last day of the period.


AT ANY TIME IN THE FUTURE, YIELDS AND TOTAL RETURN MAY BE HIGHER OR LOWER THAN PAST YIELDS AND THERE CAN BE NO ASSURANCE THAT ANY HISTORICAL RESULTS WILL CONTINUE.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this

                                       8
account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


                                PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                          MONEY
                                                          BOND FUND      STOCK FUND    MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                         ------------  --------------  ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................  $245,380,897        --             --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................       --       $1,754,695,243       --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................       --             --        $267,032,906
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................       --             --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................       --             --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................       --             --             --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................       --             --             --
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................       --             --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................       --             --             --
  Due from Hartford Life Insurance Company.............       509,273           3,595    34,153,395
  Receivable from fund shares sold.....................           239      13,285,824             4
                                                         ------------  --------------  ------------
  Total Assets.........................................   245,890,409   1,767,984,662   301,186,305
                                                         ------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           240      13,285,750            74
  Payable for fund shares purchased....................       509,402           3,595    34,148,202
                                                         ------------  --------------  ------------
  Total Liabilities....................................       509,642      13,289,345    34,148,276
                                                         ------------  --------------  ------------
  Net Assets (variable annuity contract liabilities)...  $245,380,767  $1,754,695,317  $267,038,029
                                                         ------------  --------------  ------------
                                                         ------------  --------------  ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                              CAPITAL           MORTGAGE
                                                         ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                         --------------  -----------------   ---------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................        --              --                 --                --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................        --              --                 --                --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................        --              --                 --                --
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................  $3,701,278,316        --                 --                --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................        --         $1,733,908,230          --                --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................        --              --             $191,109,211          --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................        --              --                 --           $411,157,188
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................        --              --                 --                --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................        --              --                 --                --
  Due from Hartford Life Insurance Company.............         452,648            7,173            99,310          --
  Receivable from fund shares sold.....................             549       13,688,014           142,887        6,849,126
                                                         --------------  -----------------   ---------------   ------------
  Total Assets.........................................   3,701,731,513    1,747,603,417       191,351,408      418,006,314
                                                         --------------  -----------------   ---------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............             434       13,688,077           144,327        6,850,498
  Payable for fund shares purchased....................         459,485            7,172            93,430          --
                                                         --------------  -----------------   ---------------   ------------
  Total Liabilities....................................         459,919       13,695,249           237,757        6,850,498
                                                         --------------  -----------------   ---------------   ------------
  Net Assets (variable annuity contract liabilities)...  $3,701,271,594   $1,733,908,168      $191,113,651     $411,155,816
                                                         --------------  -----------------   ---------------   ------------
                                                         --------------  -----------------   ---------------   ------------

                                                           INTERNATIONAL      DIVIDEND AND
                                                         OPPORTUNITIES FUND    GROWTH FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................        --                  --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................        --                  --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................        --                  --
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................        --                  --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................        --                  --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................        --                  --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................        --                  --
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................     $393,046,097           --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................        --             $ 669,224,723
  Due from Hartford Life Insurance Company.............            3,770          1,032,701
  Receivable from fund shares sold.....................          108,721                182
                                                         ------------------   -------------
  Total Assets.........................................      393,158,588        670,257,606
                                                         ------------------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............          109,361                147
  Payable for fund shares purchased....................            3,769          1,033,593
                                                         ------------------   -------------
  Total Liabilities....................................          113,130          1,033,740
                                                         ------------------   -------------
  Net Assets (variable annuity contract liabilities)...     $393,045,458      $ 669,223,866
                                                         ------------------   -------------
                                                         ------------------   -------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................   $57,422,859        --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................       --         $71,393,763
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................       --             --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................       --             --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................       --             --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................       --             --
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................       --             --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................       --             --
  Dividend Receivable..................................       --             --
  Due from Hartford Life Insurance Company.............        25,458        175,566
  Receivable from fund shares sold.....................             9             16
                                                         -------------   ------------
  Total Assets.........................................    57,448,326     71,569,345
                                                         -------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............             8             19
  Payable for fund shares purchased....................        25,945        175,691
                                                         -------------   ------------
  Total Liabilities....................................        25,953        175,710
                                                         -------------   ------------
  Net Assets (variable annuity contract liabilities)...   $57,422,373    $71,393,635
                                                         -------------   ------------
                                                         -------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                                  SMITH BARNEY
                                                                          SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND     CASH PORTFOLIO      APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         -----------   -------------------   -----------------   --------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................      --             --                    --                 --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................      --             --                    --                 --
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................  $9,173,875         --                    --                 --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................      --             $507,912              --                 --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................      --             --                   $170,562            --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................      --             --                    --                $37,076
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................      --             --                    --                 --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................      --             --                    --                 --
  Dividend Receivable..................................      --                1,205              --                     96
  Due from Hartford Life Insurance Company.............      48,940           26,690              --                 --
  Receivable from fund shares sold.....................           1              162                  120                24
                                                         -----------        --------             --------           -------
  Total Assets.........................................   9,222,816          535,969              170,682            37,196
                                                         -----------        --------             --------           -------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           1              200                  109                32
  Payable for fund shares purchased....................      48,925           26,757              --                 --
                                                         -----------        --------             --------           -------
  Total Liabilities....................................      48,926           26,957                  109                32
                                                         -----------        --------             --------           -------
  Net Assets (variable annuity contract liabilities)...  $9,173,890         $509,012             $170,573           $37,164
                                                         -----------        --------             --------           -------
                                                         -----------        --------             --------           -------

                                                            BB&T          AMSOUTH
                                                         GROWTH AND       EQUITY
                                                         INCOME FUND    INCOME FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------   -------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................      --            --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................      --            --
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................      --            --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................      --            --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................      --            --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................      --            --
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................  $6,477,421        --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................      --         $2,391,912
  Dividend Receivable..................................      --            --
  Due from Hartford Life Insurance Company.............      11,400          6,464
  Receivable from fund shares sold.....................      --            --
                                                         -----------   -------------
  Total Assets.........................................   6,488,821      2,398,376
                                                         -----------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............      --            --
  Payable for fund shares purchased....................      11,401          6,460
                                                         -----------   -------------
  Total Liabilities....................................      11,401          6,460
                                                         -----------   -------------
  Net Assets (variable annuity contract liabilities)...  $6,477,420     $2,391,916
                                                         -----------   -------------
                                                         -----------   -------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                        UNITS
                                                      OWNED BY       UNIT        CONTRACT
                                                    PARTICIPANTS     PRICE      LIABILITY
                                                    -------------  ---------  --------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%.......................        276,322  $ 4.084713 $    1,128,696
  Bond Fund Non-Qualified 1.00%...................      1,879,248    4.022607      7,559,476
  Bond Fund 1.25%.................................    111,586,155    2.113753    235,865,570
  Bond Fund .25%..................................         57,428    1.421542         81,636
  Stock Fund Qualified 1.00%......................        848,097    8.882260      7,533,018
  Stock Fund Non-Qualified 1.00%..................      3,172,838    8.493415     26,948,230
  Stock Fund 1.25%................................    372,753,860    4.601624  1,715,273,108
  Stock Fund .25%.................................      1,113,935    2.442242      2,720,499
  Money Market Fund Qualified 1.00%...............        979,465    2.570693      2,517,904
  Money Market Fund Non-Qualified 1.00%...........     12,009,970    2.571915     30,888,622
  Money Market Fund 1.25%.........................    140,796,551    1.650311    232,358,097
  Money Market Fund .25%..........................        412,812    1.237665        510,923
  Advisers Fund Qualified 1.00%...................      3,353,386    5.351192     17,944,612
  Advisers Fund Non-Qualified 1.00%...............     11,223,033    5.351192     60,056,604
  Advisers Fund 1.25%.............................  1,012,471,703    3.572368  3,616,921,513
  Advisers Fund .25%..............................      1,064,392    2.012508      2,142,097
  Capital Appreciation Fund Qualified 1.00%.......        858,728    8.154392      7,002,405
  Capital Appreciation Fund Non-Qualified 1.00%...      2,279,033    8.150600     18,575,486
  Capital Appreciation Fund 1.25%.................    351,188,619    4.845288  1,701,610,001
  Capital Appreciation Fund .25%..................      2,365,382    2.354942      5,570,337
  Mortgage Securities Fund Qualified 1.00%........        694,613    2.692454      1,870,214
  Mortgage Securities Fund Non-Qualified 1.00%....      6,914,379    2.692454     18,616,647
  Mortgage Securities Fund 1.25%..................     81,142,537    2.097829    170,223,167
  Mortgage Securities Fund .25%...................         15,250    1.370090         20,891
  Index Fund 1.00%................................        102,566    1.472201        150,998
  Index Fund Non-Qualified 1.00%..................        557,157    1.472201        820,247
  Index Fund 1.25%................................    109,836,846    3.726058    409,258,459
  Index Fund .25%.................................        216,268    2.411839        521,604
  International Opportunities Fund Qualified
   1.00%..........................................        314,039    1.496781        470,048
  International Opportunities Fund Non-Qualified
   1.00%..........................................      1,518,024    1.496728      2,272,069
  International Opportunities Fund 1.25%..........    264,642,015    1.468965    388,749,858
  International Opportunities Fund .25%...........        733,875    1.660294      1,218,449
  Dividend and Growth Fund Qualified 1.00%........        390,646    2.169750        847,604
  Dividend and Growth Fund Non-Qualified 1.00%....      1,710,116    2.169750      3,710,524
  Dividend and Growth Fund 1.25%..................    308,682,099    2.149172    663,410,924
  Dividend and Growth Fund .25%...................        268,881    2.232593        600,302
  International Advisers Fund Sub-Account 1.00%...         37,492    1.328248         49,796
  International Advisers Fund Non-Qualified
   1.00%..........................................        223,145    1.328248        296,392
  International Advisers Fund 1.25%...............     43,216,995    1.318862     56,997,252

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                        UNITS
                                                      OWNED BY       UNIT        CONTRACT
                                                    PARTICIPANTS     PRICE      LIABILITY
                                                    -------------  ---------  --------------
INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
  International Advisers Fund .25%................         39,807  $ 1.356789 $       54,010
  Hartford Small Company 1.00%....................         99,533    1.250966        124,512
  Hartford Small Company Non-Qualified 1.00%......        377,483    1.250966        472,218
  Hartford Small Company 1.25%....................     56,706,183    1.246631     70,691,687
  Hartford Small Company .25%.....................         48,170    1.264068         60,890
  MidCap Fund Sub-Account 1.00% Qualified.........         12,789    1.098000         14,042
  MidCap Fund Sub-Account 1.00% Non-Qualified.....         34,465    1.098000         37,843
  MidCap Fund Sub-Account 1.25%...................      8,305,640    1.096832      9,109,892
  MidCap Fund Sub-Account 1.00% Qualified.........         10,996    1.101485         12,113
  Smith Barney Shearson Daily Dividend, Inc.
   Qualified 1.00%................................         53,613    2.777393        148,906
  Smith Barney Shearson Daily Dividend, Inc.
   Non-Qualified 1.00%............................        125,291    2.874151        360,106
  Smith Barney Shearson Appreciation Fund, Inc.
   Qualified 1.00%................................         18,335    9.303319        170,573
  Smith Barney Shearson Gov't and Agencies, Inc.
   Qualified 1.00%................................         14,846    2.503304         37,164
  BB&T Growth and Income Fund Sub-Account.........      5,443,658    1.189902      6,477,420
  Am South Fund Sub-Account 1.00% Qualified.......      2,337,620    1.023227      2,391,916
                                                                              --------------
TOTAL ACCUMULATION PERIOD.........................                             9,503,477,571
                                                                              --------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%...................         14,968    4.022607         60,210
  Bond Fund 1.25%.................................        324,152    2.113753        685,179
  Stock Fund Non-Qualified 1.00%..................         11,832    8.493415        100,494
  Stock Fund 1.25%................................        460,700    4.601624      2,119,968
  Money Market Fund Qualified 1.00%...............         11,497    2.570693         29,553
  Money Market Fund Non-Qualified 1.00%...........         75,465    2.571915        194,090
  Money Market Fund 1.25%.........................        326,508    1.650311        538,840
  Advisers Fund Qualified 1.00%...................          3,304    5.351192         17,680
  Advisers Fund Non-Qualified 1.00%...............         57,148    5.351192        305,810
  Advisers Fund 1.25%.............................      1,087,032    3.572368      3,883,278
  Capital Appreciation Fund Non-Qualified 1.00%...          2,576    8.150600         20,996
  Capital Appreciation Fund 1.25%.................        232,998    4.845288      1,128,942
  Mortgage Securities Fund Non-Qualified 1.00%....         72,723    2.692454        195,803
  Mortgage Securities Fund 1.25%..................         89,106    2.097829        186,929
  Index Fund 1.25%................................        108,562    3.726058        404,508
  International Opportunities Fund 1.25%..........        228,075    1.468965        335,034
  Dividend and Growth Fund 1.25%..................        304,541    2.149172        654,512
  International Advisers Fund 1.25%...............         18,897    1.318862         24,923
  Hartford Small Company 1.25%....................         35,558    1.246631         44,328
                                                                              --------------
TOTAL ANNUITY PERIOD..............................                                10,931,077
                                                                              --------------
GRAND TOTAL.......................................                            $9,514,408,648
                                                                              --------------
                                                                              --------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
DECEMBER 31, 1997

                                                                                       MONEY
                                                          BOND FUND    STOCK FUND   MARKET FUND
                                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                         -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends............................................  $12,961,364  $ 16,077,936  $13,797,570
EXPENSES:
  Mortality and expense undertakings...................   (2,612,230)  (18,967,977)  (3,238,151)
                                                         -----------  ------------  -----------
    Net investment income (loss).......................   10,349,134    (2,890,041)  10,559,419
                                                         -----------  ------------  -----------
CAPITAL GAINS INCOME...................................      --         64,909,605      --
                                                         -----------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....       17,262     1,176,996      --
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................   10,119,718   315,737,284      --
                                                         -----------  ------------  -----------
    Net gain (loss) on investments.....................   10,136,980   316,914,280      --
                                                         -----------  ------------  -----------
    Net increase (decrease) in net assets resulting
     from operations...................................  $20,486,114  $378,933,844  $10,559,419
                                                         -----------  ------------  -----------
                                                         -----------  ------------  -----------

   The accompanying notes are an integral part of these financial statements.

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         -------------   -----------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends............................................  $  77,714,905        $2,646           $  8,543,668        $11,347,408
EXPENSES:
  Mortality and expense undertakings...................    (41,311,784)         (627)           (19,474,176)        (2,333,945)
                                                         -------------        ------         -----------------   ---------------
    Net investment income (loss).......................     36,403,121         2,019            (10,930,508)         9,013,463
                                                         -------------        ------         -----------------   ---------------
CAPITAL GAINS INCOME...................................    129,600,221       --                 103,244,397           --
                                                         -------------        ------         -----------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      2,159,454       --                     413,746             28,917
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................    501,068,905       --                 190,913,008          5,074,541
                                                         -------------        ------         -----------------   ---------------
    Net gain (loss) on investments.....................    503,228,359       --                 191,326,754          5,103,458
                                                         -------------        ------         -----------------   ---------------
    Net increase (decrease) in net assets resulting
     from operations...................................  $ 669,231,701        $2,019           $283,640,643        $14,116,921
                                                         -------------        ------         -----------------   ---------------
                                                         -------------        ------         -----------------   ---------------

                                                                        INTERNATIONAL      DIVIDEND AND
                                                         INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                                                         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                         -----------  ------------------   ------------
INVESTMENT INCOME:
  Dividends............................................  $ 4,750,804     $  3,651,850      $  9,408,629
EXPENSES:
  Mortality and expense undertakings...................   (4,257,897)      (5,181,012)       (6,174,075)
                                                         -----------  ------------------   ------------
    Net investment income (loss).......................      492,907       (1,529,162)        3,234,554
                                                         -----------  ------------------   ------------
CAPITAL GAINS INCOME...................................   21,612,566       29,748,890         9,959,170
                                                         -----------  ------------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      243,148           29,653            (4,003)
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................   65,120,869      (32,127,237)      111,067,791
                                                         -----------  ------------------   ------------
    Net gain (loss) on investments.....................   65,364,017      (32,097,584)      111,063,788
                                                         -----------  ------------------   ------------
    Net increase (decrease) in net assets resulting
     from operations...................................  $87,469,490     $ (3,877,856)     $124,257,512
                                                         -----------  ------------------   ------------
                                                         -----------  ------------------   ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
INVESTMENT INCOME:
  Dividends............................................   $1,605,717      $   32,487
EXPENSES:
  Mortality and expense undertakings...................     (569,723)       (489,607)
                                                         -------------   ------------
  Net investment income (loss).........................    1,035,994        (457,120)
                                                         -------------   ------------
CAPITAL GAINS INCOME...................................      110,732       3,307,195
                                                         -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....       13,808         (36,223)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      118,913       1,332,603
                                                         -------------   ------------
    Net gain (loss) on investments.....................      132,721       1,296,380
                                                         -------------   ------------
    Net increase (decrease) in net assets resulting
     from operations...................................   $1,279,447      $4,146,455
                                                         -------------   ------------
                                                         -------------   ------------

  * From inception, July 15, 1997, to December 31, 1997.

 ** From inception, June 3, 1997, to December 31, 1997.

*** From inception, October 23, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                   SMITH BARNEY
                                                                           SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND    CASH PORTFOLIO FUND   APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT*       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------   -------------------   -----------------   --------------
INVESTMENT INCOME:
  Dividends............................................    $  8,146           $26,755              $ 2,394            $1,998
EXPENSES:
  Mortality and expense undertakings...................     (20,807)           (5,365)              (1,707)             (404)
                                                         ------------         -------              -------            ------
  Net investment income (loss).........................     (12,661)           21,390                  687             1,594
                                                         ------------         -------              -------            ------
CAPITAL GAINS INCOME...................................      --              --                     22,341            --
                                                         ------------         -------              -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      (2,185)         --                      6,810            --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     336,895          --                      8,816            --
                                                         ------------         -------              -------            ------
    Net gain (loss) on investments.....................     334,710          --                     15,626            --
                                                         ------------         -------              -------            ------
    Net increase (decrease) in net assets resulting
     from operations...................................    $322,049           $21,390              $38,654            $1,594
                                                         ------------         -------              -------            ------
                                                         ------------         -------              -------            ------

                                                             BB&T            AMSOUTH
                                                          GROWTH AND      EQUITY INCOME
                                                          INCOME FUND          FUND
                                                         SUB-ACCOUNT**    SUB-ACCOUNT***
                                                         -------------   ----------------
INVESTMENT INCOME:
  Dividends............................................    $ 43,938           $ 4,389
EXPENSES:
  Mortality and expense undertakings...................     (21,234)           (2,657)
                                                         -------------        -------
  Net investment income (loss).........................      22,704             1,732
                                                         -------------        -------
CAPITAL GAINS INCOME...................................         662           --
                                                         -------------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      --                    (1)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     409,485            32,196
                                                         -------------        -------
    Net gain (loss) on investments.....................     409,485            32,195
                                                         -------------        -------
    Net increase (decrease) in net assets resulting
     from operations...................................    $432,851           $33,927
                                                         -------------        -------
                                                         -------------        -------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                           MONEY
                                                          BOND FUND      STOCK FUND     MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         ------------  --------------  -------------
OPERATIONS:
  Net investment income (loss).........................  $ 10,349,134  $   (2,890,041) $  10,558,627
  Capital gains income.................................       --           64,909,605            792
  Net realized gain (loss) on security transactions....        17,262       1,176,996       --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    10,119,718     315,737,284       --
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    20,486,114     378,933,844     10,559,419
                                                         ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases............................................    28,788,526     208,829,884     56,766,167
  Net transfers........................................    19,102,654      45,780,800     (9,782,834)
  Surrenders...........................................   (18,300,042)    (92,238,226)   (68,418,264)
  Net annuity transactions.............................       325,387         633,517         12,261
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    29,916,525     163,005,975    (21,422,670)
                                                         ------------  --------------  -------------
  Total increase (decrease) in net assets..............    50,402,639     541,939,819    (10,863,251)
NET ASSETS:
  Beginning of period..................................   194,978,128   1,212,755,498    277,901,280
                                                         ------------  --------------  -------------
  End of period........................................  $245,380,767  $1,754,695,317  $ 267,038,029
                                                         ------------  --------------  -------------
                                                         ------------  --------------  -------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                           MONEY
                                                          BOND FUND      STOCK FUND     MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         ------------  --------------  -------------
OPERATIONS:
  Net investment income (loss).........................  $  9,645,789  $    3,458,346  $   9,260,160
  Capital gains income.................................       --           36,500,208       --
  Net realized gain (loss) on security transactions....      (221,405)      1,221,317       --
  Net unrealized (depreciation) appreciation of
   investments during the period.......................    (5,160,742)    171,537,514       --
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     4,263,642     212,717,385      9,260,160
                                                         ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases............................................    25,740,584     167,200,796     69,939,055
  Net transfers........................................   (16,696,613)     28,419,235     66,601,560
  Surrenders...........................................   (15,363,352)    (50,578,919)   (52,603,716)
  Net annuity transactions.............................        63,477         (84,340)      (175,109)
                                                         ------------  --------------  -------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................    (6,255,904)    144,956,772     83,761,790
                                                         ------------  --------------  -------------
  Total (decrease) increase in net assets..............    (1,992,262)    357,674,157     93,021,950
NET ASSETS:
  Beginning of period..................................   196,970,390     855,081,341    184,879,330
                                                         ------------  --------------  -------------
  End of period........................................  $194,978,128  $1,212,755,498  $ 277,901,280
                                                         ------------  --------------  -------------
                                                         ------------  --------------  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         --------------  -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................  $   36,403,121      $   2,019        $  (10,930,508)     $  9,013,463
  Capital gains income.................................     129,600,221       --                 103,244,397          --
  Net realized gain (loss) on security transactions....       2,159,454       --                     413,746            28,917
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     501,068,905       --                 190,913,008         5,074,541
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     669,231,701          2,019           283,640,643        14,116,921
                                                         --------------  -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     364,832,050       --                 194,562,087         7,925,304
  Net transfers........................................      27,406,992        (88,379)          (11,521,643)       (9,594,437)
  Surrenders...........................................    (206,501,208)        (9,133)          (87,759,430)      (17,575,723)
  Net annuity transactions.............................         725,608        (21,870)              361,130            (3,307)
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     186,463,442       (119,382)           95,642,144       (19,248,163)
                                                         --------------  -----------------   -----------------   ---------------
  Total increase (decrease) in net assets..............     855,695,143       (117,363)          379,282,787        (5,131,242)
NET ASSETS:
  Beginning of period..................................   2,845,576,451        117,363         1,354,625,381       196,244,893
                                                         --------------  -----------------   -----------------   ---------------
  End of period........................................  $3,701,271,594      $--              $1,733,908,168      $191,113,651
                                                         --------------  -----------------   -----------------   ---------------
                                                         --------------  -----------------   -----------------   ---------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         --------------  -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................  $   42,565,178      $   4,826        $   (6,448,058)     $ 10,591,830
  Capital gains income.................................      52,150,764       --                  66,515,678          --
  Net realized gain (loss) on security transactions....       1,838,982       --                   2,074,856          (435,321)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................     271,199,538       --                 145,316,093        (2,802,442)
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     367,754,462          4,826           207,458,569         7,354,067
                                                         --------------  -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     317,249,591       --                 189,467,703         8,471,412
  Net transfers........................................      (5,375,317)       (10,049)           (3,020,837)      (18,731,894)
  Surrenders...........................................    (148,652,281)        (5,248)          (57,537,694)      (18,950,990)
  Net annuity transactions.............................          (7,328)       (12,789)              159,816           (68,468)
                                                         --------------  -----------------   -----------------   ---------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................     163,214,665        (28,086)          129,068,988       (29,279,940)
                                                         --------------  -----------------   -----------------   ---------------
  Total (decrease) increase in net assets..............     530,969,127        (23,260)          336,527,557       (21,925,873)
NET ASSETS:
  Beginning of period..................................   2,314,607,324        140,623         1,018,097,824       218,170,766
                                                         --------------  -----------------   -----------------   ---------------
  End of period........................................  $2,845,576,451      $ 117,363        $1,354,625,381      $196,244,893
                                                         --------------  -----------------   -----------------   ---------------
                                                         --------------  -----------------   -----------------   ---------------

                                                                         INTERNATIONAL      DIVIDEND AND
                                                          INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                                                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------  ------------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $    492,907     $ (1,529,162)     $   3,234,554
  Capital gains income.................................    21,612,566       29,748,890          9,959,170
  Net realized gain (loss) on security transactions....       243,148           29,653             (4,003)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    65,120,869      (32,127,237)       111,067,791
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    87,469,490       (3,877,856)       124,257,512
                                                         ------------  ------------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................    65,766,703       38,595,370        159,109,767
  Net transfers........................................    26,458,731      (16,075,692)        87,528,713
  Surrenders...........................................   (18,692,668)     (26,504,799)       (20,331,098)
  Net annuity transactions.............................       190,331           66,746            349,515
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    73,723,097       (3,918,375)       226,656,897
                                                         ------------  ------------------   -------------
  Total increase (decrease) in net assets..............   161,192,587       (7,796,232)       350,914,409
NET ASSETS:
  Beginning of period..................................   249,963,229      400,841,689        318,309,457
                                                         ------------  ------------------   -------------
  End of period........................................  $411,155,816     $393,045,458      $ 669,223,866
                                                         ------------  ------------------   -------------
                                                         ------------  ------------------   -------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                                         INTERNATIONAL      DIVIDEND AND
                                                          INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                                                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------  ------------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $  1,647,249     $  2,504,471      $   2,622,394
  Capital gains income.................................     3,111,887        9,391,222          2,783,157
  Net realized gain (loss) on security transactions....       136,100           91,388             (4,854)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................    34,189,219       27,779,181         37,804,713
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    39,084,455       39,766,262         43,205,410
                                                         ------------  ------------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................    45,748,598       41,231,155         98,719,762
  Net transfers........................................    19,409,151       19,333,907         69,845,165
  Surrenders...........................................   (10,550,651)     (21,132,233)        (8,446,511)
  Net annuity transactions.............................       (31,502)           8,570            153,439
                                                         ------------  ------------------   -------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................    54,575,596       39,441,399        160,271,855
                                                         ------------  ------------------   -------------
  Total (decrease) increase in net assets..............    93,660,051       79,207,661        203,477,265
NET ASSETS:
  Beginning of period..................................   156,303,178      321,634,028        114,832,192
                                                         ------------  ------------------   -------------
  End of period........................................  $249,963,229     $400,841,689      $ 318,309,457
                                                         ------------  ------------------   -------------
                                                         ------------  ------------------   -------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
OPERATIONS:
  Net investment income (loss).........................   $ 1,035,994    $  (457,120)
  Capital gains income.................................       110,732      3,307,195
  Net realized gain (loss) on security transactions....        13,808        (36,223)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       118,913      1,332,603
                                                         -------------   ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     1,279,447      4,146,455
                                                         -------------   ------------
UNIT TRANSACTIONS:
  Purchases............................................    18,887,741     24,742,079
  Net transfers........................................     9,531,179     30,544,670
  Surrenders...........................................    (2,110,213)    (1,630,264)
  Net annuity transactions.............................        25,045         44,603
                                                         -------------   ------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    26,333,752     53,701,088
                                                         -------------   ------------
  Total increase (decrease) in net assets..............    27,613,199     57,847,543
NET ASSETS:
  Beginning of period..................................    29,809,174     13,546,092
                                                         -------------   ------------
  End of period........................................   $57,422,373    $71,393,635
                                                         -------------   ------------
                                                         -------------   ------------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT****
                                                          ----------     ------------
OPERATIONS:
  Net investment income (loss).........................   $   644,546    $   (17,678)
  Capital gains income.................................       595,787        --
  Net realized gain on security transactions...........        (3,562)           922
  Net unrealized (depreciation) appreciation of
   investments during the period.......................       708,119         74,459
                                                          ----------      ----------

  Net increase (decrease) in net assets resulting from
   operations..........................................     1,944,890         57,703
                                                          ----------      ----------
UNIT TRANSACTIONS:
  Purchases............................................    10,618,419      4,333,960
  Net transfers........................................    10,257,798      9,203,248
  Surrenders...........................................      (609,471)       (48,819)
  Net annuity transactions.............................       --             --
                                                          ----------      ----------

  Net increase (decrease) in net assets resulting from
   unit transactions...................................    20,266,746     13,488,389
                                                          ----------      ----------

  Total increase (decrease) in net assets..............    22,211,636     13,546,092
NET ASSETS:
  Beginning of period..................................     7,597,538        --
                                                          ----------      ----------

  End of period........................................   $29,809,174    $13,546,092
                                                          ----------      ----------
                                                          ----------      ----------

**** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                   SMITH BARNEY
                                                                           SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND      CASH PORTFOLIO      APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT*       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------   -------------------   -----------------   --------------
OPERATIONS:
  Net investment income (loss).........................   $  (12,661)        $ 21,390             $    687           $ 1,594
  Capital gains income.................................      --              --                     22,341            --
  Net realized gain (loss) on security transactions....       (2,185)        --                      6,810            --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      336,895         --                      8,816            --
                                                         ------------        --------             --------           -------
  Net increase (decrease) in net assets resulting from
   operations..........................................      322,049           21,390               38,654             1,594
                                                         ------------        --------             --------           -------
UNIT TRANSACTIONS:
  Purchases............................................    2,088,623         --                    --                 --
  Net transfers........................................    6,774,154         --                    --                 --
  Surrenders...........................................      (10,936)         (93,309)             (40,942)           (4,272)
  Net annuity transactions.............................      --              --                    --                 --
                                                         ------------        --------             --------           -------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    8,851,841          (93,309)             (40,942)           (4,272)
                                                         ------------        --------             --------           -------
  Total increase (decrease) in net assets..............    9,173,890          (71,919)              (2,288)           (2,678)
NET ASSETS:
  Beginning of period..................................      --               580,931              172,861            39,842
                                                         ------------        --------             --------           -------
  End of period........................................   $9,173,890         $509,012             $170,573           $37,164
                                                         ------------        --------             --------           -------
                                                         ------------        --------             --------           -------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         SMITH BARNEY                           SMITH BARNEY
                                                             CASH          SMITH BARNEY          GOVERNMENT
                                                          PORTFOLIO      APPRECIATION FUND        PORTFOLIO
                                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                         ------------   ------------------    ----------------
OPERATIONS:
  Net investment income (loss).........................   $   22,053         $ 15,035             $  1,646
  Capital gains income.................................      --              --                    --
  Net realized gain on security transactions...........      --                   174              --
  Net unrealized (depreciation) appreciation of
   investments during the period.......................      --                11,776              --
                                                          ---------           -------              -------

  Net increase (decrease) in net assets resulting from
   operations..........................................       22,053           26,985                1,646
                                                          ---------           -------              -------
UNIT TRANSACTIONS:
  Purchases............................................           25         --                    --
  Net transfers........................................      --              --                    --
  Surrenders...........................................      (10,494)          (2,558)              (4,273)
  Net annuity transactions.............................      --              --                    --
                                                          ---------           -------              -------

  Net increase (decrease) in net assets resulting from
   unit transactions...................................      (10,469)          (2,558)              (4,273)
                                                          ---------           -------              -------

  Total increase (decrease) in net assets..............       11,584           24,427               (2,627)
NET ASSETS:
  Beginning of period..................................      569,347          148,434               42,469
                                                          ---------           -------              -------

  End of period........................................   $  580,931         $172,861             $ 39,842
                                                          ---------           -------              -------
                                                          ---------           -------              -------

                                                             BB&T
                                                          GROWTH AND     AMSOUTH EQUITY
                                                          INCOME FUND      INCOME FUND
                                                         SUB-ACCOUNT**   SUB-ACCOUNT***
                                                         -------------   ---------------
OPERATIONS:
  Net investment income (loss).........................    $   22,704       $    1,732
  Capital gains income.................................           662         --
  Net realized gain (loss) on security transactions....       --              --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       409,485           32,195
                                                         -------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................       432,851           33,927
                                                         -------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     5,104,417        2,100,608
  Net transfers........................................     1,006,220          259,438
  Surrenders...........................................       (66,068)          (2,057)
  Net annuity transactions.............................       --              --
                                                         -------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     6,044,569        2,357,989
                                                         -------------   ---------------
  Total increase (decrease) in net assets..............     6,477,420        2,391,916
NET ASSETS:
  Beginning of period..................................       --              --
                                                         -------------   ---------------
  End of period........................................    $6,477,420       $2,391,916
                                                         -------------   ---------------
                                                         -------------   ---------------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 19
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         ------------   ------------------    ---------
OPERATIONS:
  Net investment income (loss).........................
  Capital gains income.................................
  Net realized gain on security transactions...........
  Net unrealized (depreciation) appreciation of
   investments during the period.......................
  Net increase (decrease) in net assets resulting from
   operations..........................................
UNIT TRANSACTIONS:
  Purchases............................................
  Net transfers........................................
  Surrenders...........................................
  Net annuity transactions.............................
  Net increase (decrease) in net assets resulting from
   unit transactions...................................
  Total increase (decrease) in net assets..............
NET ASSETS:
  Beginning of period..................................
  End of period........................................

--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the Hartford, Smith Barney, BB&T and AmSouth mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4. HARTFORD U.S. GOVERNMENT MONEY
   MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                        PART C

                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a) All financial statements are included in Part A and Part B of the Registration Statement.

    (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (2)  Not applicable.

         (3)  (a)  Principal Underwriter Agreement.(2)

         (3)  (b)  Form of Dealer Agreement.(2)

         (4)  Form of Variable Annuity Contract.(1)

         (5)  Form of Application.(1)

         (6)  (a)  Certificate of Incorporation of Hartford.(3)

         (6)  (b)  Bylaws of Hartford.(1)

         (7)  Not applicable.

         (8)  Not applicable.

         (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

______________

  (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

  (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

  (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

         (13) Not applicable.

         (14) Not applicable.


         (15) Copy of Power of Attorney.


         (16) Organizational Chart.(4)


Item 25. Directors and Officers of the Depositor

NAME                                POSITION WITH HARTFORD
----                                -----------------------

Dong H. Ahn                         Vice President

Wendell J. Bossen                   Vice President

Gregory A. Boyko                    Senior Vice President, Chief Financial
                                    Officer, and Treasurer, Director*

Peter W. Cummins                    Senior Vice President

Ann M. de Raismes                   Senior Vice President

Timothy M. Fitch                    Vice President and Actuary

David Foy                           Vice President

Bruce D. Gardner                    Vice President

J. Richard Garrett                  Vice President and Assistant Treasurer

John P. Ginnetti                    Executive Vice President & Director of
                                    Asset Management Services, Director*

William A. Godfrey, III             Senior Vice President

Lynda Godkin                        Senior Vice President, General Counsel
                                     and Corporate Secretary, Director*

Lois W. Grady                       Senior Vice President

Christopher Graham                  Vice President

Mark E. Hunt                        Vice President

Stephen T. Joyce                    Vice President

Michael D. Keeler                   Vice President

Robert A. Kerzner                   Vice President

David N. Levenson                   Vice President

Steven M. Maher                     Vice President and Actuary

William B. Malchodi, Jr.            Vice President

-------------------------
(4) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-41213, filed on November 26, 1997.

Thomas M. Marra                     Executive Vice President and Director,
                                    Individual Life and Annuity Division,
                                    Director*

Robert F. Nolan, Jr.                Senior Vice President

Joseph J. Noto                      Vice President

Michael C. O'Halloran               Vice President

Lawrence M. O'Rourke                Vice President

Daniel E. O'Sullivan                Vice President

Craig R. Raymond                    Senior Vice President and Chief Actuary

Mary P. Robinson                   Vice President

Donald A. Salama                    Vice President

Timothy P. Schiltz                  Vice President

Lowndes A. Smith                    President and Chief Executive Officer,
                                    Director*

Keith A. Stevenson                  Vice President

Edward A. Sweeney                   Vice President

Judith V. Tilbor                    Vice President

Raymond P. Welnicki                 Senior Vice President and Director,
                                    Employee Benefit Division, Director*

Walter C. Welsh                     Senior Vice President

Lizabeth H. Zlatkus                 Senior Vice President, Director*

David M. Znamierowski               Senior Vice President, Director*


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of February 20, 1998, there are 154,444 Contract Owners.

Item 28. Indemnification

         Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

         The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

         The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

         Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:


         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life and Annuity Insurance Company - Separate Account One
         Hartford Life and Annuity Insurance Company - Putnam Capital Manager
           Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three
         Hartford Life and Annuity Insurance Company - Separate Account Five
         Hartford Life and Annuity Insurance Company - Separate Account Six
         American Maturity Life Insurance Company - Separate Account AMLVA


         (b)  Directors and Officers of HSD


         NAME AND PRINCIPAL          POSITIONS AND OFFICES
          BUSINESS ADDRESS              WITH  UNDERWRITER
         ---------------------       ------------------------
        Lowndes A. Smith              President and Chief Executive Officer, Director
        John P. Ginnetti              Executive Vice President, Director
        Thomas M. Marra               Executive Vice President, Director
        Peter W. Cummins              Senior Vice President
        Lynda Godkin                  Senior Vice President, General Counsel and
                                       Corporate Secretary
        Donald E. Waggaman, Jr.       Treasurer
        George R. Jay                 Controller
        Paul E. Olson                 Supervising Registered Principal
        James Cubanski                Assistant Secretary
        Stephen T. Joyce              Assistant Secretary
        Glen J. Kvadus                Assistant Secretary
        Edward M. Ryan, Jr.           Assistant Secretary
        Michael Wilder                Director

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings


         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.



    The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10th day of April, 1998.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

*By:  /s/ Thomas M. Marra                 *By: /s/ Leslie T. Soler
      -------------------------                ------------------------
      Thomas M. Marra, Executive Vice          Leslie T. Soler
      President and Director,                  Attorney-in-Fact
      Individual Life and Annuity
      Division, Director

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  /s/ Thomas M. Marra
      ---------------------------
      Thomas M. Marra, Executive Vice
      President and Director,
      Individual Life and Annuity
      Division, Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer, and Treasurer,
    Director*                                     *By:  /s/ Leslie T. Soler
John P. Ginnetti, Executive Vice                        -------------------
   President and Director, Asset Management             Leslie T. Soler
   Services, Director*                                  Attorney-in-Fact
Lynda Godkin, Senior Vice President, General        Dated: April 10, 1998
    Counsel and Corporate Secretary, Director*
Thomas M. Marra, Executive Vice
    President and Director, Individual Life and
    Annuity Division, Director*
Lowndes A. Smith, President and
    Chief Executive Officer, Director*
Raymond P. Welnicki, Senior Vice
   President and Director, Employee Benefit
   Division, Director*
Lizabeth H. Zlatkus, Senior Vice President,
   Director*
David M. Znamierowski, Senior Vice President,
   Director*

                                    EXHIBIT INDEX




(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)  Power of Attorney.

(16)  Organizational Chart.